Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Disclosure of income tax [text block]

Income Taxes

in € m.	2018	2017	2016
Current tax expense (benefit):
Tax expense (benefit) for current year	733	874	881
Adjustments for prior years	(20)	(145)	(23)
Total current tax expense (benefit)	713	729	858
Deferred tax expense (benefit):
Origination and reversal of temporary difference, unused tax losses and tax credits	316	(113)	(276)
Effect of changes in tax law and/or tax rate	(6)	1,437	(3)
Adjustments for prior years	(34)	(90)	(33)
Total deferred tax expense (benefit)	276	1,234	(312)
Total income tax expense (benefit)	989	1,963	546

Income tax expense in 2016 includes policyholder tax attributable to policyholder earnings amounting to an income tax expense of € 23 million.

Total current tax expense includes benefits from previously unrecognized tax losses, tax credits and deductible temporary differences, which reduced the current tax by € 5 million in 2017 and by € 7 million in 2016.

Total deferred tax expense includes benefits from previously unrecognized tax losses (tax credits/deductible temporary differences) and the reversal of previous write-downs of deferred tax assets and expenses arising from write-downs of deferred tax assets, which increased the deferred tax expense by € 253 million in 2018 and by € 163 million in 2017. In 2016 these effects increased the deferred tax benefit by € 38 million.

Difference between applying German statutory (domestic) income tax rate and actual income tax expense/(benefit)

in € m.	2018	2017	2016
Expected tax expense (benefit) at domestic income tax rate of 31.3% (31.3% for 2017 and 31.3% for 2016)	416	384	(254)
Foreign rate differential	8	(37)	(38)
Tax-exempt gains on securities and other income	(209)	(431)	(599)
Loss (income) on equity method investments	(19)	(21)	(19)
Nondeductible expenses	340	540	1,074
Impairments of goodwill	0	0	250
Changes in recognition and measurement of deferred tax assets[1]	253	159	(45)
Effect of changes in tax law and/or tax rate	(6)	1,437	(3)
Effect related to share-based payments	133	14	66
Effect of policyholder tax	0	0	23
Other[1]	73	(82)	91
Actual income tax expense (benefit)	989	1,963	546

[1]Current and deferred tax expense/(benefit) relating to prior years are mainly reflected in the line items “Changes in recognition and measurement of deferred tax assets” and “Other”.

The Group is under continuous examinations by tax authorities in various jurisdictions. “Other” in the preceding table includes the effects of these examinations by the tax authorities.

The domestic income tax rate, including corporate tax, solidarity surcharge, and trade tax, used for calculating deferred tax assets and liabilities was 31.3 % for 2018, 2017 and 2016.

Income taxes charged or credited to equity (other comprehensive income/additional paid in capital)

in € m.	2018	2017	2016
Actuarial gains/losses related to defined benefit plans	18	(23)	344
Net fair value gains (losses) attributable to credit risk related to financial liabilities designated as at fair value through profit or loss	(8)	0	0
Financial assets available for sale:
Unrealized net gains/losses arising during the period	0	4	20
Net gains/losses reclassified to profit or loss	0	99	81
Financial assets mandatory at fair value through other comprehensive income:
Unrealized net gains/losses arising during the period	48	0	0
Realized net gains/losses arising during the period (reclassified to profit or loss)	86	0	0
Derivatives hedging variability of cash flows:
Unrealized net gains/losses arising during the period	1	4	(14)
Net gains/losses reclassified to profit or loss	0	42	1
Other equity movement:
Unrealized net gains/losses arising during the period	91	2	(71)
Net gains/losses reclassified to profit or loss	2	(5)	100
Income taxes (charged) credited to other comprehensive income	238	123	461
Other income taxes (charged) credited to equity	1	73	93

Major components of the Group’s gross deferred tax assets and liabilities

in € m.	Dec 31, 2018[1]	Dec 31, 2017[1]
Deferred tax assets:
Unused tax losses	2,934	2,985
Unused tax credits	160	387
Deductible temporary differences:
Trading activities, including derivatives	2,986	3,514
Employee benefits, including equity settled share based payments	2,140	2,208
Loans and borrowings, including allowance for loans	795	1,015
Fair value OCI (IFRS 9)	33	5
Intangible Assets	119	119
Accrued interest expense	1,133	180
Other assets	886	759
Other provisions	180	271
Other liabilities	21	42
Total deferred tax assets pre offsetting	11,387	11,485
Deferred tax liabilities:
Taxable temporary differences:
Trading activities, including derivatives	3,038	3,794
Employee benefits, including equity settled share based payments	312	266
Loans and borrowings, including allowance for loans	345	144
Fair value OCI (IFRS 9)	52	89
Intangible Assets	453	336
Other assets	344	270
Other provisions	85	83
Other liabilities	40	50
Total deferred tax liabilities pre offsetting	4,669	5,032

[1] Following the IFRS 9 introduction the presentation was changed and a more granular break down related to the type of temporary differences is provided. Comparatives were adjusted accordingly.

Deferred tax assets and liabilities, after offsetting

in € m.	Dec 31, 2018	Dec 31, 2017
Presented as deferred tax assets	7,230	6,799
Presented as deferred tax liabilities	512	346
Net deferred tax assets	6,718	6,453

The change in the balance of deferred tax assets and deferred tax liabilities does not equal the deferred tax expense/(benefit). This is due to (1) deferred taxes that are booked directly to equity, (2) the effects of exchange rate changes on tax assets and liabilities denominated in currencies other than euro, (3) the acquisition and disposal of entities as part of ordinary activities and (4) the reclassification of deferred tax assets and liabilities which are presented on the face of the balance sheet as components of other assets and liabilities.

Items for which no deferred tax assets were recognized

in € m.	Dec 31, 2018¹	Dec 31, 2017¹
Deductible temporary differences	(9)	(34)
Not expiring	(5,738)	(4,875)
Expiring in subsequent period	(52)	(19)
Expiring after subsequent period	(289)	(450)
Unused tax losses	(6,079)	(5,344)
Expiring after subsequent period	0	(11)
Unused tax credits	(1)	(12)

[1]Amounts in the table refer to deductible temporary differences, unused tax losses and tax credits for federal income tax purposes.

Deferred tax assets were not recognized on these items because it is not probable that future taxable profit will be available against which the unused tax losses, unused tax credits and deductible temporary differences can be utilized.

As of December 31, 2018 and December 31, 2017, the Group recognized deferred tax assets of € 6.5 billion and € 5.9 billion, respectively, that exceed deferred tax liabilities in entities which have suffered a loss in either the current or preceding period. This is based on management’s assessment that it is probable that the respective entities will have taxable profits against which the unused tax losses, unused tax credits and deductible temporary differences can be utilized. Generally, in determining the amounts of deferred tax assets to be recognized, management uses historical profitability information and, if relevant, forecasted operating results, based upon approved business plans, including a review of the eligible carry-forward periods, tax planning opportunities and other relevant considerations.

As of December 31, 2018 and December 31, 2017, the Group had temporary differences associated with the Group’s parent company’s investments in subsidiaries, branches and associates and interests in joint ventures of € 27 million and € 72 million respectively, in respect of which no deferred tax liabilities were recognized.